EXHIBIT 99.2

John Deere Owner Trust 2013

Statement to Certificateholders

$262,000,000 Class A-1 0.25000% Asset Backed Notes due May 02, 2014

$250,000,000 Class A-2 0.41% Asset Backed Notes due September 15, 2015

$250,000,000 Class A-3 0.60% Asset Backed Notes due March 15, 2017

$89,426,000 Class A-4 0.77% Asset Backed Notes due July 15, 2019

$21,832,402 Asset Backed Certificates

Payment Date:			17-Feb-15

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$23,691,707.19
		per $1,000 original principal amount:	$94.77

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$23,691,707.19

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$100,981.50
		per $1,000 original principal amount:	$0.40

		(iv) Class A-4 Notes:	$57,381.68
		per $1,000 original principal amount:	$0.64

		(v) Total:	$158,363.18

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$291,324,712.01

	(b)	Note Value at end of related Collection Period:	$289,529,698.06

	(c)	Pool Face Amount at the end of related Collection Period:	$304,142,389.36

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$178,271,296.08
		(ii)	A-3 Note Pool Factor:	0.7130852

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$89,426,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$21,832,402.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	Amount of Servicing Fee:			$262,355.29
	per $1,000 original principal amount:			$0.30
	(a)	Amount of Servicing Fee earned:		$262,355.29
	(b)	Amount of Servicing Fee paid:		$262,355.29
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,915,731.00
	(ii)	Specified Reserve Account Balance:		$10,915,731.00

(10)	(i)	Face Amount of Receivables 60 days or more past due:		$4,124,146.00
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.42%

(11)	(i)	Aggregate amount of net losses for the collection period:		$44,448.13
	(ii)	Cumulative amount of net losses:		$746,738.17
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.08%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$488,119.35
		(ii)	% of Pool Balance:	0.15%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%